Financial Instruments - Pre-tax Gains (Losses) on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	$ 26	$ (119)
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	(1)	(4)
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	(3)	4
Gains/(losses) on hedged items	3	(4)
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (effective portion)	(1)	(3)
Net sales [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	7	(4)
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	6	(51)
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	2	(26)
Not Designated as Hedges
Not Designated as Hedges, Foreign exchange contracts	$ (17)	$ 20